Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies and Recent Accounting Pronouncements
Major Charterers
Charterer	2020	2019	2018
A	45%	47%	69%
B	39%	31%	—%
C	16%	16%	18%
Total	100%	94%	87%